Investment Strategy	Oct. 31, 2025
BNY Mellon S&P 500 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund generally is fully invested in stocks included in the S&P 500® Index and in futures whose performance is tied to the index. The fund generally invests in all of the stocks in the S&P 500® Index in proportion to their weighting in the index.

Because the fund has expenses, performance will tend to be slightly lower than that of the S&P 500® Index. The fund attempts to have a correlation between its performance and that of the S&P 500® Index of at least .95, before fees and expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The S&P 500® Index is an unmanaged index that measures the performance of the large-cap segment of the U.S. market. Considered to be a proxy of the U.S. equity market, the index is composed of 500 constituent companies. Standard & Poor's weights each company's stock in the index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors. As of February 2026, companies included in the S&P 500® Index generally must have market capitalizations of $22.7 billion or more.

The fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940, as amended, to the approximate extent the S&P 500® Index is non-diversified, without shareholder approval. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the index is concentrated. In addition, to the extent the fund purchases securities comprising the S&P 500® Index, the fund may, from time to time, invest a significant portion of its assets in securities of companies in certain sectors, such as the information technology sector.

"Standard & Poor's®," "S&P®," "Standard & Poor's 500®" and "S&P 500®" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

BNY Mellon Smallcap Stock Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund generally is fully invested in all of the stocks that comprise the S&P SmallCap 600® Index and in futures whose performance is tied to the index. The fund generally invests in all of the stocks in the index in proportion to their weighting in the index; however, at times, the fund may invest in a representative sample of stocks included in the index and in futures whose performance is tied to the index. Under these circumstances, the fund expects to invest in approximately 500 or more of the stocks in the index.

Because the fund has expenses, performance will tend to be slightly lower than that of the S&P SmallCap 600® Index. The fund attempts to have a correlation between its performance and that of the S&P SmallCap 600® Index of at least .95, before fees and expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The S&P SmallCap 600® Index is an unmanaged index of the common stocks of 600 small-sized companies in the U.S. S&P weights each company's stock in the index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors). As of February 2026, companies included in the S&P SmallCap 600® Index generally have market capitalizations ranging between approximately $1.2 billion and $8.0 billion.

The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the index is concentrated.  In addition, to the extent the fund purchases securities comprising the SmallCap 600® Index, the fund may, from time to time, invest a significant portion of its assets in securities of companies in certain sectors.

"Standard & Poor's®," "S&P®" and "S&P SmallCap 600® Index" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

BNY Mellon International Stock Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund generally is fully invested in stocks included in the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index and in futures whose performance is tied to certain countries included in the index. The fund generally invests in all stocks included in the index. The fund's investments are selected to match the benchmark composition along individual name, country and industry weighting, and other benchmark characteristics. Under these circumstances, the fund maintains approximately the same weighting for each stock as the index does.

Because the fund has expenses, performance will tend to be slightly lower than that of the MSCI EAFE® Index. The fund attempts to have a correlation between its performance and that of the MSCI EAFE® Index of at least .95, before fees and expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the index is concentrated. In addition, to the extent the fund purchases securities comprising the MSCI EAFE® Index, the fund may, from time to time, invest a significant portion of its assets in securities of companies in certain countries.

The MSCI EAFE® Index is an unmanaged, free float-adjusted, market capitalization weighted index that is designed to measure the performance of publicly-traded stocks issued by companies in developed markets, excluding the United States and Canada. Each stock in the index is weighted by its float-adjusted market capitalization.